SIGNIFICANT ACCOUNTING POLICIES - Assumption Updates and Model Changes (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in Accounting Estimate [Line Items]
Historical interest rate average period (in years)	5 years
Revised historical interest rate average period (in years)	10 years
Policy charges and fee income		$ 2,225	$ 2,562	$ 3,464
Policyholders’ benefits		2,327	2,407	4,951
Interest credited to policyholder's account balances		1,309	1,115	1,118
Net derivative gains (losses)		879	(7,216)	(1,541)
Decrease in amortization of DAC				1,333
Income (loss) from continuing operations, before income taxes		1,982	1,303	(1,386)
Net income (loss)		1,594	1,111	(759)
Long-term Lapses Partial Withdrawal Rates And Election Assumptions Updates
Change in Accounting Estimate [Line Items]
Policy charges and fee income		8	37	33
Policyholders’ benefits		2	30	(1,500)
Interest credited to policyholder's account balances		(1)		2
Net derivative gains (losses)				106
Decrease in amortization of DAC			(2)	(866)
Income (loss) from continuing operations, before income taxes		(213)	404	(2,200)
Net income (loss)		(168)	319	$ (1,800)
Market Risk Benefit, Change in Fair Value, Gain (Loss)		$ (206)	414
Closed Block Operations, Change in Policyholder Benefits and Interest Credited to Policyholder Account Balances			$ (1)
5-year Historical Average Over A 10-year Period
Change in Accounting Estimate [Line Items]
Historical interest rate average period (in years)	10 years
Revised historical interest rate average period (in years)	5 years
Interest rate assumptions		2.25%